SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
2024	$ 1,416	$ 1,356
2025	1,626	1,075
2026	1,025	518
2027	742	244
2028	730	231
Thereafter
Total lease payments	5,539	3,424
Less: imputed interest	(380)	(199)
Total lease liability	$ 5,159	$ 3,225	$ 4,842